Consolidated Statements of Shareholders Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]
Total Shareholders’ Equity		$ 97,779	$ 451,394	$ (1,089)	$ (297,924)
Balance, beginning of year at Jan. 31, 2014		97,779	451,394	(1,089)	(297,924)
Stock options and share units exercised		2,626
Issuance of common shares, net of issuance costs (Note 14)		142,052
Acquisitions (Note 3)		5,382
Balance, end of year at Jan. 31, 2015	$ 390,385	247,839	450,623	(25,212)	(282,865)
Stock-based compensation expense (Note 16)			1,543
Stock options and share units exercised			(1,670)
Settlement of stock options (Note 16)			(733)
Stock option income tax benefits			89
Other comprehensive income (loss), net of income taxes				(24,123)
Net income	15,059				15,059
Total Shareholders’ Equity	390,385	247,839	450,623	(25,212)	(282,865)
Total Shareholders’ Equity	390,385	247,839	450,623	(25,212)	(282,865)
Stock options and share units exercised		4,632
Issuance of common shares, net of issuance costs (Note 14)
Acquisitions (Note 3)
Balance, end of year at Jan. 31, 2016	402,035	252,471	446,747	(34,880)	(262,303)
Stock-based compensation expense (Note 16)			1,577
Stock options and share units exercised			(68)
Settlement of stock options (Note 16)			(7,000)
Stock option income tax benefits			1,615
Other comprehensive income (loss), net of income taxes				(9,668)
Net income	20,562				20,562
Total Shareholders’ Equity	402,035	252,471	446,747	(34,880)	(262,303)
Total Shareholders’ Equity	402,035	252,471	446,747	(34,880)	(262,303)
Stock options and share units exercised		771
Balance, end of year at Jan. 31, 2017	430,595	253,242	448,597	(32,779)	(238,465)
Stock-based compensation expense (Note 16)			2,022
Stock options and share units exercised			(205)
Settlement of stock options (Note 16)
Stock option income tax benefits			33
Other comprehensive income (loss), net of income taxes				2,101
Net income	23,838				23,838
Total Shareholders’ Equity	430,595	252,471	446,747	(34,880)	(262,303)
Total Shareholders’ Equity	$ 430,595	$ 253,242	$ 448,597	$ (32,779)	$ (238,465)